CREDIT RISK AND CONCENTRATION (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CREDIT RISK AND CONCENTRATION [Abstract]
Increase or decrease in interest rates of short-term investments that will not significantly affect the fair value of investment portfolio (as a percent)	10.00%
Credit risk and concentration [Line Items]
Accounts receivable balances	16,690,000	23,260,000
Credit risk concentration [Member] | Cash, Cash Equivalents and Short Term Investments [Member] | Countries outside US [Member]
Credit risk and concentration [Line Items]
Cash and cash equivalents and short-term investments	55,300,000	56,500,000
Credit risk concentration [Member] | Cash, Cash Equivalents and Short Term Investments [Member] | China [Member] | Subsidiary [Member]
Credit risk and concentration [Line Items]
Cash and cash equivalents and short-term investments	14,500,000	11,500,000
Customer concentration [Member] | Accounts receivable [Member] | Affiliates of Softbank [Member]
Credit risk and concentration [Line Items]
Concentration of risk (as a percent)	65.00%	82.00%
Customer concentration [Member] | Accounts receivable [Member] | China government affiliated entities [Member]
Credit risk and concentration [Line Items]
Accounts receivable balances	6,000,000	6,300,000
Customer concentration [Member] | Net revenues [Member] | Affiliates of Softbank [Member]
Credit risk and concentration [Line Items]
Concentration of risk (as a percent)	44.00%	55.00%	49.00%
Customer concentration [Member] | Net revenues [Member] | China government affiliated entities [Member]
Credit risk and concentration [Line Items]
Concentration of risk (as a percent)	0.00%	1.00%	18.00%
Country risks [Member] | Net revenues [Member] | China [Member]
Credit risk and concentration [Line Items]
Concentration of risk (as a percent)	12.00%	4.00%	21.00%